UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03910
Exact name of registrant as specified in charter:	Voyageur Tax Free Funds
Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103
Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103
Registrant’s telephone number, including area code:	(800) 523-1918
Date of fiscal year end:	August 31
Date of reporting period:	May 31, 2017

Item 1. Schedule of Investments.

Schedule of investments
Delaware Tax-Free Minnesota Fund	May 31, 2017 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.64%
Corporate-Backed Revenue Bonds – 2.01%
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	8,000,000	$7,977,680
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT)#	3,790,000	3,350,474
		11,328,154
Education Revenue Bonds – 13.44%
Brooklyn Park Charter School Lease
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,260,000	2,348,072
Series A 5.00% 3/1/39	385,000	395,930
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	258,555
Series A 5.00% 7/1/45	1,390,000	1,420,594
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	2,000,000	2,120,280
Duluth Housing & Redevelopment Authority Revenue
(Public School Academy) Series A 5.875% 11/1/40	3,500,000	3,621,345
Forest Lake Charter School Revenue Fund
(Lake International Language Academy Project)
Series A 5.50% 8/1/36	580,000	623,860
Series A 5.75% 8/1/44	1,190,000	1,286,735
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	765,000	775,159
Series A 5.00% 7/1/47	2,290,000	2,295,336
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	580,000	593,868
Series A 5.00% 7/1/44	1,770,000	1,789,913
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/31	885,000	907,045
Series A 5.00% 7/1/47	2,300,000	2,270,813
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	470,000	474,155
5.50% 8/1/49	2,260,000	2,300,951
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/26	4,990,000	6,227,370

NQ- 301 [5/17] 7/17 (220486)     1

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) Series 6-R 5.50% 5/1/37	2,500,000	$2,501,325
(Carleton College)
4.00% 3/1/35	1,000,000	1,084,840
4.00% 3/1/36	415,000	448,383
5.00% 3/1/34	225,000	271,233
5.00% 3/1/44	1,275,000	1,509,243
(College of St. Benedict) Series 8-K 4.00% 3/1/43	1,000,000	1,029,750
(St. Catherine University)
Series 7-Q 5.00% 10/1/23	350,000	400,330
Series 7-Q 5.00% 10/1/24	475,000	542,982
Series 7-Q 5.00% 10/1/27	200,000	224,840
(St. John’s University)
Series 8-I 5.00% 10/1/32	500,000	582,445
Series 8-I 5.00% 10/1/33	250,000	289,610
(St. Olaf College)
Series 8-G 5.00% 12/1/31	670,000	785,233
Series 8-G 5.00% 12/1/32	670,000	782,466
Series 8-N 4.00% 10/1/33	1,765,000	1,907,700
Series 8-N 4.00% 10/1/35	500,000	535,375
(St. Scholastica College) Series 7-J 6.30% 12/1/40	1,800,000	1,948,824
(University of St. Thomas)
Series 7-A 5.00% 10/1/39	2,000,000	2,152,100
Series 7-U 5.00% 4/1/23	550,000	649,633
Series 8-L 5.00% 4/1/35	750,000	861,217
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	520,000	539,152
Series A 5.00% 9/1/44	1,165,000	1,192,645
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A
5.00% 8/1/22 #	2,855,000	3,030,697
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	875,000	568,750
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	1,945,000	1,976,917
(Nova Classical Academy Project) Series A
4.125% 9/1/47	1,750,000	1,718,710
(Twin Cities Academy Project) Series A 5.30% 7/1/45	1,440,000	1,477,224

2     NQ- 301 [5/17] 7/17 (220486)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Minnesota
Series A 5.00% 4/1/34	925,000	$1,107,243
Series A 5.00% 4/1/35	3,175,000	3,789,426
Series A 5.00% 4/1/36	2,650,000	3,153,579
Series A 5.25% 12/1/28	1,000,000	1,139,390
Series A 5.25% 12/1/29	1,850,000	2,106,503
Series D 5.00% 12/1/27	1,000,000	1,148,920
(State Supported Stadium Debt) Series A 5.00% 8/1/26	3,760,000	4,625,552
		75,792,218
Electric Revenue Bonds – 6.51%
Chaska Electric Revenue
(Generating Facilities) Series A 5.00% 10/1/30	1,150,000	1,350,376
Minnesota Municipal Power Agency Electric Revenue
4.00% 10/1/41	1,000,000	1,065,740
5.00% 10/1/29	395,000	459,843
5.00% 10/1/30	500,000	580,175
5.00% 10/1/33	1,205,000	1,381,316
5.00% 10/1/36	100,000	116,793
Series A 5.00% 10/1/30	1,060,000	1,229,971
Series A 5.00% 10/1/34	750,000	856,537
Series A 5.00% 10/1/35	1,525,000	1,737,295
Northern Municipal Power Agency Electric System
Revenue
5.00% 1/1/27	540,000	652,504
5.00% 1/1/30	520,000	613,694
Series A 5.00% 1/1/25	125,000	146,591
Series A 5.00% 1/1/26	425,000	493,986
Series A 5.00% 1/1/31	520,000	587,054
Rochester Electric Utility Revenue
Series A 5.00% 12/1/42	1,395,000	1,640,534
Series A 5.00% 12/1/47	2,265,000	2,651,341
Series B 5.00% 12/1/27	295,000	351,596
Series B 5.00% 12/1/28	275,000	327,327
Series B 5.00% 12/1/31	1,365,000	1,605,254
Series B 5.00% 12/1/33	300,000	349,827
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	1,310,000	1,496,282
Series A 5.00% 1/1/46	2,000,000	2,274,720
Capital Appreciation Series A
6.70% 1/1/25 (NATL)^	5,000,000	4,275,450
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	1,000,000	1,144,340

NQ- 301 [5/17] 7/17 (220486)     3

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/34	4,000,000	$4,561,760
Series A 5.00% 1/1/40	1,250,000	1,410,250
Series A 5.00% 1/1/46	3,000,000	3,371,190
		36,731,746
Healthcare Revenue Bonds – 25.39%
Alexandria Senior Housing Revenue
(Knute Nelson Senior Living)
6.00% 7/1/35	1,500,000	1,517,475
6.20% 7/1/45	2,000,000	2,023,700
Anoka Healthcare & Housing Facilities Revenue
(Homestead Anoka Project)
5.125% 11/1/49	1,100,000	1,117,017
5.375% 11/1/34	320,000	334,502
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	1,725,000	1,765,313
4th Tier Series D 7.25% 1/1/52	2,500,000	2,526,400
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,250,000	2,257,155
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/26	500,000	582,900
Dakota County Community Development Agency Senior
Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	280,000	286,762
Series A 144A 5.00% 8/1/46 #	2,380,000	2,423,197
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	742,505
Series A 5.00% 4/1/40	705,000	715,998
Series A 5.00% 4/1/48	315,000	317,155
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	1,850,000	2,017,536
6.00% 6/15/39	3,570,000	3,915,041
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care)
5.15% 8/1/35	1,250,000	1,252,487
5.40% 8/1/40	1,000,000	1,002,450

4     NQ- 301 [5/17] 7/17 (220486)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	$535,820
4.00% 4/1/25	660,000	707,447
4.00% 4/1/31	60,000	62,872
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	665,999
5.75% 2/1/44	500,000	507,635
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	1,570,000	1,588,840
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,000,000	2,066,180
5.00% 5/1/27	1,400,000	1,691,158
5.00% 5/1/29	1,000,000	1,186,180
5.00% 5/1/30	850,000	1,001,529
5.00% 5/1/31	500,000	585,685
5.00% 5/1/32	500,000	582,880
(North Memorial Health Care)
5.00% 9/1/31	1,000,000	1,138,890
5.00% 9/1/32	1,000,000	1,131,110
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	579,040
Series A 5.00% 11/15/34	500,000	577,420
Series A 5.00% 11/15/44	1,000,000	1,132,410
Series B Unrefunded Balance 6.50% 11/15/38 (AGC)	1,730,000	1,852,795
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	500,000	517,040
5.25% 11/1/45	1,950,000	2,015,949
5.375% 11/1/50	455,000	470,329
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Revenue
(Allina Health System) Series A 5.00% 11/15/28	1,550,000	1,899,990
(Children’s Hospital Clinics) Series A 5.25% 8/15/35	2,085,000	2,294,313
Minnesota Agricultural & Economic Development Board
Revenue
(Essenthia Remarketing)
Series C-1 5.00% 2/15/30 (AGC)	5,725,000	6,151,055

NQ- 301 [5/17] 7/17 (220486)     5

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minnesota Agricultural & Economic Development Board
Revenue
(Essenthia Remarketing)
Series C-1 5.25% 2/15/23 (AGC)	5,000,000	$5,525,400
Series C-1 5.50% 2/15/25 (AGC)	5,120,000	5,651,200
Red Wing Senior Housing
(Deer Crest Project)
Series A 5.00% 11/1/27	430,000	452,158
Series A 5.00% 11/1/32	330,000	343,421
Series A 5.00% 11/1/42	1,250,000	1,291,913
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A 7.375% 12/1/41	5,220,000	5,620,374
(The Homestead at Rochester Project) Series A
6.875% 12/1/48	2,980,000	3,330,299
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	4,515,000	4,689,776
Series D Remarketing 5.00% 11/15/38	6,405,000	6,969,152
(Olmsted Medical Center Project)
5.00% 7/1/24	295,000	348,416
5.00% 7/1/33	650,000	729,846
5.875% 7/1/30	1,850,000	2,060,345
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/27	1,280,000	1,354,291
Series A 5.30% 9/1/37	1,200,000	1,254,504
Series A 6.375% 9/1/42	2,435,000	2,447,954
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,350,000	1,362,069
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	978,501
5.00% 9/1/24	575,000	690,851
5.00% 9/1/25	750,000	893,123
5.00% 9/1/26	575,000	678,247
5.00% 9/1/27	405,000	472,522
5.00% 9/1/28	425,000	491,984
5.00% 9/1/29	425,000	487,547
5.00% 9/1/34	730,000	822,433
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 4.00% 5/1/37	965,000	1,024,454

6     NQ- 301 [5/17] 7/17 (220486)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 5.00% 5/1/46	7,715,000	$8,797,492
Series A Unrefunded Balance 5.125% 5/1/30	740,000	808,124
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Allina Health System) Series A-1 Unrefunded Balance
5.25% 11/15/29	2,825,000	3,102,471
(Health Partners Obligation Group Project)
5.00% 7/1/29	2,200,000	2,581,810
5.00% 7/1/32	2,500,000	2,883,625
5.00% 7/1/33	1,260,000	1,447,463
St. Paul Housing & Redevelopment Authority Hospital
Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29	910,000	1,021,093
Series A 5.00% 11/15/30	670,000	748,846
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Senior Episcopal Homes Project) 5.125% 5/1/48	3,100,000	3,134,007
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	500,375
Series A 5.375% 5/1/43	500,000	500,270
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	1,050,000	1,110,029
Series A 5.75% 11/1/39	2,365,000	2,492,497
Series A 6.00% 5/1/47	3,685,000	3,894,898
Winona Health Care Facilities Revenue
(Winona Health Obligation)
4.50% 7/1/25	850,000	909,797
4.65% 7/1/26	540,000	577,751
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	513,845
5.125% 12/1/44	1,605,000	1,649,234
5.25% 12/1/49	750,000	774,907
		143,159,473

NQ- 301 [5/17] 7/17 (220486)     7

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds – 0.50%
Minnesota Housing Finance Agency Homeownership
Finance (Non-Agency Mortgage-Backed Securities
Program)
Series D 4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	1,405,000	$1,494,316
Northwest Multi-County Housing & Redevelopment
Authority
(Pooled Housing Program) 5.50% 7/1/45	1,330,000	1,339,496
		2,833,812
Lease Revenue Bonds – 2.97%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,250,000	1,426,850
Series A 5.00% 6/1/43	3,835,000	4,361,545
Series B 5.00% 3/1/28	2,500,000	2,909,850
Minnesota Housing Finance Agency
(State Appropriation – Housing Infrastructure)
Series C 5.00% 8/1/34	1,565,000	1,792,567
Series C 5.00% 8/1/35	1,645,000	1,880,761
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research Facilities
Funding Project)
Series A 5.00% 8/1/35	3,960,000	4,359,841
		16,731,414
Local General Obligation Bonds – 11.14%
Anoka County Capital Improvement
Series A 5.00% 2/1/22	500,000	532,725
Brainerd Independent School District No. 181
(School Building) Series A 4.00% 2/1/23	5,990,000	6,281,294
Burnsville-Eagan-Savage Independent School
District No. 191
(Alternative Facilities)
Series A 4.00% 2/1/28	920,000	1,035,120
Series A 4.00% 2/1/29	1,800,000	2,009,088
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/27	1,905,000	2,354,751
Duluth
(DECC Improvement)
Series A 5.00% 2/1/32	1,000,000	1,191,110
Series A 5.00% 2/1/33	3,585,000	4,248,655
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	160,000	181,166
Series A 4.00% 2/1/28	1,250,000	1,399,813

8     NQ- 301 [5/17] 7/17 (220486)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Edina Independent School District No. 273
Series A 5.00% 2/1/27	5,660,000	$6,921,161
Farmington Independent School District No. 192
Series A 5.00% 2/1/25	3,775,000	4,546,535
Hennepin County
Series A 5.00% 12/1/26	1,885,000	2,405,449
Series A 5.00% 12/1/36	3,065,000	3,695,011
Series A 5.00% 12/1/41	4,000,000	4,762,680
Series B 5.00% 12/1/30	1,000,000	1,238,060
Series C 5.00% 12/1/28	1,500,000	1,950,390
Metropolitan Council Waste Water Treatment Revenue
Series C 4.00% 3/1/31	3,120,000	3,528,408
Series C 4.00% 3/1/32	3,225,000	3,629,286
South Washington County Independent School
District No. 833
(School Building)
Series A 4.75% 2/1/25	2,500,000	2,561,675
Series A 4.75% 2/1/26	3,600,000	3,688,812
Series A 4.75% 2/1/27	2,300,000	2,356,741
St Michael-Albertville Independent School District No. 885
Series A 5.00% 2/1/27	1,865,000	2,300,310
		62,818,240
Pre-Refunded / Escrowed to Maturity Bonds – 16.96%
Anoka Health Care Facilities Revenue
(Homestead Anoka Project)
Series A 7.00% 11/1/40-19§	1,000,000	1,148,390
Series A 7.00% 11/1/46-19§	1,220,000	1,401,036
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project)
Series B 6.875% 11/1/34-19§	2,015,000	2,316,686
Dakota & Washington Counties Housing & Redevelopment
Authority Single Family Residential Mortgage Revenue
(City of Anoka) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	10,337,940
(City of Bloomington)
Series B 8.375% 9/1/21 (GNMA) (AMT)	14,115,000	18,050,403
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28-18§	3,000,000	3,247,350
Series B 6.50% 11/15/38-18 (AGC)§	175,000	189,126
Minneapolis Revenue
(National Marrow Donor Program Project)
4.875% 8/1/25-18§	6,430,000	6,726,680

NQ- 301 [5/17] 7/17 (220486)     9

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded / Escrowed to Maturity Bonds (continued)
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/28-18§	8,900,000	$9,387,898
Minnesota Higher Education Facilities Authority Revenue
(Carleton College)
Series 6-T 5.00% 1/1/28-18§	1,000,000	1,024,390
Series 7-D 5.00% 3/1/30-19§	1,500,000	1,606,260
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.375% 5/1/31-19 (AGC)§	1,000,000	1,084,040
5.50% 5/1/39-19 (AGC)§	6,000,000	6,518,460
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39-19§	12,025,000	13,212,829
Series C 5.75% 7/1/30-18§	2,035,000	2,142,061
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Allina Health System) Series A-1 5.25% 11/15/29-19§	2,780,000	3,066,062
University of Minnesota
Series A 5.50% 7/1/21	12,500,000	14,171,625
		95,631,236
Special Tax Revenue Bonds – 1.68%
Hennepin County Sales Tax Revenue
(Second Lien-Ballpark Project) Series B 5.00% 12/15/24	1,150,000	1,175,668
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2-A 6.00% 12/1/40	3,000,000	3,416,760
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/30	250,000	268,723
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	761,038
Series G 5.00% 11/1/31	1,500,000	1,735,905
Virgin Islands Public Finance Authority
(Matching Fund Senior Lien) 5.00% 10/1/29 (AGM)	2,000,000	2,133,100
		9,491,194
State General Obligation Bonds – 10.77%
Minnesota
Series A 5.00% 8/1/27	7,590,000	9,377,065
Series A 5.00% 8/1/29	1,500,000	1,829,790
Series A Unrefunded Balance 5.00% 10/1/24	4,555,000	5,296,235
Series A Unrefunded Balance 5.00% 10/1/27	5,200,000	6,027,060
Series D 5.00% 8/1/24	4,500,000	5,566,320

10     NQ- 301 [5/17] 7/17 (220486)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota
Series D 5.00% 8/1/26	6,000,000	$7,616,640
Series D 5.00% 8/1/27	2,500,000	3,147,525
(State Trunk Highway) Series B 5.00% 10/1/29	5,000,000	5,776,900
(Various Purposes)
Series A 5.00% 8/1/25	5,545,000	6,799,113
Series A 5.00% 8/1/30	4,200,000	5,005,854
Series A 5.00% 8/1/32	2,755,000	3,255,776
Series A Unrefunded Balance 4.00% 8/1/27	955,000	1,059,859
		60,758,137
Transportation Revenue Bonds – 5.11%
Minneapolis – St. Paul Metropolitan Airports Commission
Revenue
Senior
Series A 5.00% 1/1/28	1,250,000	1,369,113
Series A 5.00% 1/1/31	3,890,000	4,717,792
Series C 5.00% 1/1/33	850,000	1,019,651
Series C 5.00% 1/1/36	600,000	711,930
Series C 5.00% 1/1/41	600,000	703,656
Series C 5.00% 1/1/46	1,595,000	1,861,827
Subordinate
Series A 5.00% 1/1/35	1,000,000	1,150,870
Series B 5.00% 1/1/26	575,000	658,317
Series B 5.00% 1/1/27	1,160,000	1,326,982
Series B 5.00% 1/1/28	2,750,000	3,143,250
Series B 5.00% 1/1/29	120,000	136,990
Series B 5.00% 1/1/30	1,675,000	1,881,494
Series B 5.00% 1/1/31	1,750,000	1,960,875
St. Paul Housing & Redevelopment Authority Revenue
(Parking Facilities Project)
Series A 5.00% 8/1/30	1,870,000	1,982,462
Series A 5.00% 8/1/35	1,145,000	1,152,030
(Smith Avenue Project) Series B 5.00% 8/1/35	1,500,000	1,592,805
St. Paul Port Authority Revenue
(Amherst H. Wilder Foundation) Series 3 5.00% 12/1/36	3,200,000	3,418,816
		28,788,860
Water & Sewer Revenue Bonds – 2.16%
Guam Government Waterworks Authority
5.00% 1/1/46	1,670,000	1,828,049
Metropolitan Council Waste Water Treatment Revenue
Series B 4.00% 9/1/27	2,400,000	2,666,712

NQ- 301 [5/17] 7/17 (220486)     11

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Metropolitan Council Waste Water Treatment Revenue
Series B 5.00% 9/1/25	2,000,000	$2,387,780
Series E 5.00% 9/1/23	2,000,000	2,369,100
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	2,500,000	2,953,075
		12,204,716
Total Municipal Bonds (cost $530,464,654)		556,269,200

Short-Term Investment – 0.13%
Variable Rate Demand Note – 0.13%¤
Minneapolis-St. Paul Housing & Redevelopment Authority
Health Care Revenue (Allina Health System) Series B-2
0.70% 11/15/35 (LOC- JPMorgan Chase Bank N.A.)	700,000	700,000
Total Short-Term Investment (cost $700,000)		700,000

Total Value of Securities – 98.77%
(cost $531,164,654)		556,969,200

Receivables and Other Assets Net of Liabilities – 1.23%		6,954,776
Net Assets Applicable to 45,029,207 Shares Outstanding – 100.00%		$563,923,976

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2017, the aggregate value of Rule 144A securities was $9,091,130, which represents 1.61% of the Fund’s net assets.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2017.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
^	Zero coupon security. The rate shown is the yield at the time of purchase.

12     NQ- 301 [5/17] 7/17 (220486)

(Unaudited)

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
FHLMC – Federal Home Loan Mortgage Corporation collateral
FNMA – Federal National Mortgage Association collateral
GNMA – Government National Mortgage Association collateral
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation

See accompanying notes.

NQ- 301 [5/17] 7/17 (220486)     13

Notes
Delaware Tax-Free Minnesota Fund	May 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Voyageur Tax-Free Funds (Trust) – Delaware Tax-Free Minnesota Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At May 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2017, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$531,164,654
Aggregate unrealized appreciation of investments	$27,556,194
Aggregate unrealized depreciation of investments	(1,751,648)
Net unrealized appreciation of investments	$25,804,546

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

14     NQ- 301 [5/17] 7/17 (220486)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2017:

Securities	Level 2
Assets:
Municipal Bonds	$556,269,200
Short-Term Investments	700,000
Total Value of Securities	$556,969,200

During the period ended May 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended May 31, 2017, there were no Level 3 investments.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2017 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

NQ- 301 [5/17] 7/17 (220486)     15

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: